Income tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (5,999,675)	$ 3,772,908	$ (6,968,551)
Canadian statutory income tax rate	24.00%	26.50%	27.00%
Income tax (recovery) at statutory income tax rate	$ (1,439,922)	$ 999,821	$ (1,881,509)
Effect of non-deductible expenses and other items:
Stock-based compensation and other expenses	44,225	11,609	99,919
Change in statutory tax rates	(131,242)	918,821	0
Foreign exchange adjustments	29,910	82,433	(131,555)
Other (expired losses)	258,091	43,592	(221,978)
Effective income tax rate reconciliation, nondeductible expense	(1,238,938)	2,056,276	(2,135,123)
Change in valuation allowance	1,238,938	(2,056,276)	2,135,123
Income tax expense (recovery)	$ 0	$ 0	$ 0